Quarterly Financial Data (Schedule Of Unaudited Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Net sales	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 1,907.4	$ 1,740.9	$ 1,801.5	$ 1,720.8	$ 8,232.4	$ 7,170.6	$ 5,120.7
Gross profit	429.1	411.2	421.6	466.0	422.8	373.8	412.0	383.5	1,727.9	1,592.1	847.9
Income before taxes	210.9	192.6	185.0	239.8	230.8	189.6	205.9	179.2
Net income attributable to controlling interests	$ 158.5	$ 138.4	$ 145.0	$ 181.5	$ 177.5	$ 140.1	$ 146.5	$ 126.5	$ 623.4	$ 590.6	$ 10.0
Earnings per share- basic	$ 1.78	$ 1.55	$ 1.62	$ 2.04	$ 2.01	$ 1.58	$ 1.69	$ 1.48	$ 6.99	$ 6.77	$ 0.12
Earnings per share- diluted	$ 1.70	$ 1.48	$ 1.54	$ 1.93	$ 1.89	$ 1.51	$ 1.60	$ 1.39	$ 6.65	$ 6.39	$ 0.12
Dividends paid	$ 0.45	$ 0.45	$ 0.43	$ 0.40	$ 0.35	$ 0.30			$ 1.73	$ 0.65	$ 0.21